UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2013

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 91.0%
Industrial - 46.0%
Basic - 4.9%
Air Products & Chemicals, Inc.
3.00%, 11/03/21	$40	$42,526
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	90	94,235
ArcelorMittal
6.125%, 6/01/18	113	116,817
Dow Chemical Co. (The)
4.125%, 11/15/21	80	88,139
7.375%, 11/01/29	95	131,019
Eastman Chemical Co.
2.40%, 6/01/17	29	29,778
3.60%, 8/15/22	33	34,694
Ecolab, Inc.
4.35%, 12/08/21	94	106,568
5.50%, 12/08/41	50	62,580
EI du Pont de Nemours & Co.
3.625%, 1/15/21	110	122,835
Georgia-Pacific LLC
5.40%, 11/01/20(a)	50	58,947
8.00%, 1/15/24	100	137,347
International Paper Co.
4.75%, 2/15/22	100	112,452
7.95%, 6/15/18	150	192,483
Lubrizol Corp.
8.875%, 2/01/19	95	132,482
Newmont Mining Corp.
3.50%, 3/15/22	230	236,486
PPG Industries, Inc.
6.65%, 3/15/18	45	55,533
Praxair, Inc.
3.25%, 9/15/15	110	118,314
Teck Resources Ltd.
5.20%, 3/01/42	130	126,362
5.375%, 10/01/15	90	100,018
Vale Overseas Ltd.
6.25%, 1/11/16	100	112,468

		2,212,083

Capital Goods - 4.0%
ADT Corp. (The)
3.50%, 7/15/22(a)	26	26,839
BAE Systems PLC
4.75%, 10/11/21(a)	30	32,751
Boeing Co. (The)
5.875%, 2/15/40	90	126,173
Caterpillar, Inc.
3.90%, 5/27/21	140	160,668
CRH America, Inc.
5.30%, 10/15/13	130	135,785
Embraer SA
5.15%, 6/15/22	31	32,395
General Dynamics Corp.
3.875%, 7/15/21	50	57,031

	Principal Amount (000)	U.S. $ Value
General Electric Co.
5.25%, 12/06/17	$150	$177,187
Goodrich Corp.
3.60%, 2/01/21	55	60,757
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 4/15/14	135	153,009
John Deere Capital Corp.
3.15%, 10/15/21	189	202,411
Lockheed Martin Corp.
3.35%, 9/15/21	160	168,882
Owens Corning
9.00%, 6/15/19	160	202,762
Republic Services, Inc.
3.55%, 6/01/22	145	152,497
Textron Financial Corp.
5.40%, 4/28/13	95	97,410

		1,786,557

Communications - Media – 6.9%
CBS Corp.
3.375%, 3/01/22	176	182,937
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	165,177
Comcast Corp.
5.15%, 3/01/20	115	137,494
COX Communications, Inc.
5.875%, 12/01/16(a)	135	157,636
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	135	142,687
4.75%, 10/01/14	155	167,155
5.00%, 3/01/21	110	125,990
Grupo Televisa SAB
6.00%, 5/15/18	100	118,160
NBCUniversal Media LLC
4.375%, 4/01/21	125	141,276
News America, Inc.
4.50%, 2/15/21	70	80,235
6.15%, 2/15/41	120	153,012
8.875%, 4/26/23	125	168,068
Omnicom Group, Inc.
6.25%, 7/15/19	115	139,735
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	75	96,070
TCI Communications, Inc.
7.875%, 2/15/26	150	211,259
Time Warner Cable, Inc.
4.00%, 9/01/21	175	192,760
4.125%, 2/15/21	100	110,234
5.50%, 9/01/41	25	29,167
5.875%, 11/15/40	30	36,178
6.55%, 5/01/37	39	49,687
6.75%, 7/01/18	125	157,174
Virgin Media Secured Finance PLC
5.25%, 1/15/21	200	227,919

	Principal Amount (000)	U.S. $ Value
WPP Finance UK
8.00%, 9/15/14	$100	$113,110

		3,103,120

Communications - Telecommunications - 5.5%
America Movil SAB de CV
3.125%, 7/16/22	200	205,786
American Tower Corp.
7.25%, 5/15/19	100	118,546
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	151,198
AT&T, Inc.
3.00%, 2/15/22	200	211,220
3.875%, 8/15/21	230	258,795
British Telecommunications PLC
9.625%, 12/15/30	75	119,846
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	55	76,611
Deutsche Telekom International Finance BV
2.25%, 3/06/17(a)	150	151,656
4.875%, 3/06/42(a)	150	158,636
France Telecom SA
4.125%, 9/14/21	80	87,195
Qwest Corp.
6.75%, 12/01/21	130	151,639
Telefonica Emisiones SAU
5.462%, 2/16/21	140	125,999
United States Cellular Corp.
6.70%, 12/15/33	25	26,406
Verizon Communications, Inc.
3.50%, 11/01/21	150	166,228
6.25%, 4/01/37	60	80,807
Verizon New York, Inc.
Series B
7.375%, 4/01/32	290	372,549
Vodafone Group PLC
2.875%, 3/16/16	16	16,977

		2,480,094

Consumer Cyclical - Automotive - 1.3%
Ford Motor Credit Co. LLC
5.00%, 5/15/18	375	399,697
Harley-Davidson Funding Corp.
5.75%, 12/15/14(a)	60	64,958
Johnson Controls, Inc.
5.50%, 1/15/16	105	119,186

		583,841

Consumer Cyclical - Entertainment - 1.0%
Time Warner, Inc.
3.40%, 6/15/22	110	116,042
4.70%, 1/15/21	60	69,158
6.25%, 3/29/41	130	163,466

	Principal Amount (000)	U.S. $ Value
Viacom, Inc.
6.25%, 4/30/16	$75	$88,042

		436,708

Consumer Cyclical - Other - 0.2%
Marriott International, Inc./DE
3.00%, 3/01/19	101	103,403

Consumer Cyclical - Restaurants - 0.5%
McDonald’s Corp.
2.625%, 1/15/22	90	94,504
5.35%, 3/01/18	50	60,420
Yum! Brands, Inc.
3.875%, 11/01/20	60	65,831

		220,755

Consumer Cyclical - Retailers - 2.3%
AutoZone, Inc.
5.50%, 11/15/15	110	123,816
CVS Caremark Corp.
5.75%, 5/15/41	100	128,126
6.60%, 3/15/19	100	127,732
Home Depot, Inc. (The)
5.40%, 9/15/40	80	103,808
5.875%, 12/16/36	30	40,475
Kohl’s Corp.
6.25%, 12/15/17	85	103,599
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	223	240,263
Wal-Mart Stores, Inc.
4.25%, 4/15/21	140	164,791

		1,032,610

Consumer Non-Cyclical - 6.1%
Abbott Laboratories
4.125%, 5/27/20	185	214,192
Ahold Finance USA LLC
6.875%, 5/01/29	75	95,787
Altria Group, Inc.
4.75%, 5/05/21	130	152,422
9.25%, 8/06/19	65	91,714
9.70%, 11/10/18	75	106,972
Beam, Inc.
5.375%, 1/15/16	18	20,343
Bristol-Myers Squibb Co.
5.45%, 5/01/18	20	24,385
5.875%, 11/15/36	52	71,353
Coca-Cola Co. (The)
3.30%, 9/01/21	145	159,437
Colgate-Palmolive Co.
1.30%, 1/15/17	40	40,807
ConAgra Foods, Inc.
9.75%, 3/01/21	100	138,137
Express Scripts Holding Co.
3.50%, 11/15/16(a)	60	63,633
General Mills, Inc.
3.15%, 12/15/21	75	78,391
5.70%, 2/15/17	60	71,799

	Principal Amount (000)	U.S. $ Value
Gilead Sciences, Inc.
4.40%, 12/01/21	$19	$21,585
5.65%, 12/01/41	50	63,032
Hershey Co. (The)
1.50%, 11/01/16	148	152,333
Kimberly-Clark Corp.
2.40%, 3/01/22	80	81,583
6.125%, 8/01/17	30	36,934
Kraft Foods, Inc.
1.625%, 6/04/15(a)	165	167,783
6.50%, 2/09/40	100	137,516
McKesson Corp.
7.50%, 2/15/19	105	136,906
PepsiCo, Inc.
3.00%, 8/25/21	280	297,834
Procter & Gamble Co. (The)
5.80%, 8/15/34	55	76,195
6.45%, 1/15/26	20	28,384
Reynolds American, Inc.
7.30%, 7/15/15	70	78,985
Whirlpool Corp.
8.60%, 5/01/14	10	11,177
Wyeth
6.00%, 2/15/36	100	138,664

		2,758,283

Energy - 6.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	205	237,219
6.45%, 9/15/36	80	101,151
Apache Corp.
5.625%, 1/15/17	135	160,700
ConocoPhillips
6.00%, 1/15/20	160	204,856
ConocoPhillips Holding Co.
6.95%, 4/15/29	116	166,839
Encana Corp.
3.90%, 11/15/21	200	206,928
Hess Corp.
5.60%, 2/15/41	40	45,487
7.875%, 10/01/29	64	85,650
Marathon Petroleum Corp.
3.50%, 3/01/16	10	10,588
5.125%, 3/01/21	117	134,818
Nabors Industries, Inc.
9.25%, 1/15/19	64	83,188
Noble Energy, Inc.
4.15%, 12/15/21	60	64,772
8.25%, 3/01/19	98	126,872
Noble Holding International Ltd.
4.90%, 8/01/20	90	99,913
Petro-Canada
6.05%, 5/15/18	245	294,962
Phillips 66
4.30%, 4/01/22(a)	125	136,600
Pioneer Natural Resources Co.
3.95%, 7/15/22	120	124,507

	Principal Amount (000)	U.S. $ Value
Southwestern Energy Co.
4.10%, 3/15/22(a)	$36	$37,618
Talisman Energy, Inc.
7.75%, 6/01/19	40	50,548
Transocean, Inc.
6.50%, 11/15/20	90	107,477
Valero Energy Corp.
6.125%, 2/01/20	120	144,377
6.625%, 6/15/37	27	32,677
9.375%, 3/15/19	65	87,881
Weatherford International Ltd./Bermuda
4.50%, 4/15/22	75	78,466
9.625%, 3/01/19	90	118,288

		2,942,382

Services - 0.3%
Western Union Co. (The)
5.93%, 10/01/16	100	118,483

Technology - 4.3%
Agilent Technologies, Inc.
5.00%, 7/15/20	13	15,016
Applied Materials, Inc.
5.85%, 6/15/41	105	134,444
Cisco Systems, Inc.
3.15%, 3/14/17	140	153,891
Dell, Inc.
5.65%, 4/15/18	130	151,271
Google, Inc.
2.125%, 5/19/16	100	105,415
Hewlett-Packard Co.
3.75%, 12/01/20	60	59,955
4.375%, 9/15/21	75	77,186
4.65%, 12/09/21	184	193,391
Intel Corp.
4.80%, 10/01/41	100	121,552
Microsoft Corp.
4.20%, 6/01/19	70	82,569
Motorola Solutions, Inc.
3.75%, 5/15/22	130	133,101
Oracle Corp.
5.00%, 7/08/19	105	126,952
5.375%, 7/15/40	77	101,450
6.50%, 4/15/38	75	111,261
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	120	122,270
Xerox Corp.
5.65%, 5/15/13	130	134,423
6.40%, 3/15/16	105	119,670

		1,943,817

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	65	70,382

Transportation - Railroads - 1.2%
Canadian Pacific Railway Co.
7.25%, 5/15/19	80	100,220

	Principal Amount (000)	U.S. $ Value
CSX Corp.
4.40%, 3/01/43	$130	$136,934
4.75%, 5/30/42	50	55,331
Norfolk Southern Corp.
3.25%, 12/01/21	180	191,053
Union Pacific Corp.
4.00%, 2/01/21	40	45,088

		528,626

Transportation - Services - 0.9%
Asciano Finance Ltd.
5.00%, 4/07/18(a)	39	41,068
FedEx Corp.
7.375%, 1/15/14	85	92,860
8.00%, 1/15/19	40	53,198
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 5/11/17(a)	120	121,688
Ryder System, Inc.
5.85%, 11/01/16	28	32,184
United Parcel Service, Inc.
3.125%, 1/15/21	70	76,151

		417,149

		20,738,293

Financial Institutions - 34.2%
Banking - 22.2%
American Express Bank FSB
5.50%, 4/16/13	135	139,659
American Express Credit Corp.
2.80%, 9/19/16	225	240,892
Bank of America Corp.
5.00%, 5/13/21	270	291,049
5.70%, 1/24/22	140	159,920
5.875%, 2/07/42	145	166,438
Series 1
3.75%, 7/12/16	250	258,925
Bank of New York Mellon Corp. (The)
1.20%, 2/20/15	100	101,391
1.70%, 11/24/14	130	132,668
3.55%, 9/23/21	70	76,100
Barclays Bank PLC
5.125%, 1/08/20	235	255,780
BB&T Corp.
5.20%, 12/23/15	30	33,244
6.85%, 4/30/19	155	195,816
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	260	287,685
BNP Paribas SA
5.00%, 1/15/21	189	202,295
Capital One Financial Corp.
6.15%, 9/01/16	298	334,414
Citigroup, Inc.
4.45%, 1/10/17	210	224,384
4.875%, 5/07/15	170	177,140
5.00%, 9/15/14	155	161,472

	Principal Amount (000)	U.S. $ Value
5.375%, 8/09/20	$200	$220,575
5.875%, 1/30/42	65	74,831
6.125%, 8/25/36	115	118,448
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands
3.875%, 2/08/22	120	125,894
Countrywide Financial Corp.
6.25%, 5/15/16	253	268,884
Credit Suisse/New York NY
4.375%, 8/05/20	250	276,364
Fifth Third Bancorp
3.50%, 3/15/22	31	32,042
3.625%, 1/25/16	80	85,327
6.25%, 5/01/13	105	109,200
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16	150	153,519
5.75%, 1/24/22	185	202,080
6.00%, 6/15/20	445	491,575
6.125%, 2/15/33	147	158,786
HSBC Bank USA NA/New York NY
4.625%, 4/01/14	145	151,624
HSBC Holdings PLC
4.00%, 3/30/22	150	160,542
JPMorgan Chase & Co.
3.15%, 7/05/16	295	310,163
4.50%, 1/24/22	277	306,947
4.95%, 3/25/20	120	136,226
5.40%, 1/06/42	40	46,784
KeyCorp
3.75%, 8/13/15	150	160,137
Morgan Stanley
3.80%, 4/29/16	190	188,183
4.75%, 3/22/17	50	50,730
5.50%, 7/24/20-7/28/21	380	381,655
PNC Bank NA
4.875%, 9/21/17	400	447,392
Royal Bank of Scotland PLC (The)
4.375%, 3/16/16	70	73,088
6.125%, 1/11/21	225	254,137
SouthTrust Corp.
5.80%, 6/15/14	145	155,294
State Street Corp.
5.375%, 4/30/17	95	112,135
SunTrust Banks, Inc.
3.60%, 4/15/16	165	172,580
UBS AG/Stamford CT
5.75%, 4/25/18	130	149,070
5.875%, 12/20/17	170	196,884
Unicredit Luxembourg Finance SA
6.00%, 10/31/17(a)	100	84,000
US Bancorp
2.95%, 7/15/22	100	101,114
Wells Fargo & Co.
3.676%, 6/15/16	400	434,671
4.60%, 4/01/21	160	183,999

		10,014,152

	Principal Amount (000)	U.S. $ Value
Brokerage – 0.3%
Charles Schwab Corp. (The)
4.95%, 6/01/14	$50	$53,720
Schwab Capital Trust I
7.50%, 11/15/37	95	98,705

		152,425

Finance - 2.9%
GE Capital Trust I
6.375%, 11/15/67	345	362,250
General Electric Capital Corp.
5.40%, 2/15/17	235	270,596
5.625%, 5/01/18	90	106,295
5.875%, 1/14/38	240	291,770
HSBC Finance Capital Trust IX
5.911%, 11/30/35	170	163,200
SLM Corp.
5.05%, 11/14/14	110	114,520

		1,308,631

Insurance - 6.9%
Aflac, Inc.
3.45%, 8/15/15	15	16,007
4.00%, 2/15/22	140	150,330
American International Group, Inc.
3.80%, 3/22/17	50	51,966
6.40%, 12/15/20	230	269,088
AON Corp.
3.125%, 5/27/16	65	68,341
Assurant, Inc.
5.625%, 2/15/14	70	73,282
Berkshire Hathaway Finance Corp.
5.40%, 5/15/18	165	199,225
Chubb Corp. (The)
5.75%, 5/15/18	140	173,303
CIGNA Corp.
7.875%, 5/15/27	65	82,853
Coventry Health Care, Inc.
6.30%, 8/15/14	95	103,360
Guardian Life Insurance Co. of America
7.375%, 9/30/39(a)	42	56,573
Hartford Financial Services Group, Inc.
5.125%, 4/15/22	100	106,398
5.50%, 3/30/20	100	107,889
6.10%, 10/01/41	45	46,625
Lincoln National Corp.
8.75%, 7/01/19	82	105,656
Markel Corp.
7.125%, 9/30/19	59	69,810
Metlife Capital Trust IV
7.875%, 12/15/37(a)	150	171,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39(a)	80	110,147
OneBeacon US Holdings, Inc.
5.875%, 5/15/13	38	39,251
Prudential Financial, Inc.
5.15%, 1/15/13	130	132,596

	Principal Amount (000)	U.S. $ Value
Series B
4.50%, 7/15/13	$195	$201,865
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	108,636
UnitedHealth Group, Inc.
3.375%, 11/15/21	120	128,342
4.875%, 3/15/15	140	153,632
WellPoint, Inc.
5.875%, 6/15/17	20	23,630
7.00%, 2/15/19	210	263,179
XL Group PLC
6.25%, 5/15/27	75	82,313

		3,095,297

REITS - 1.9%
Duke Realty LP
6.75%, 3/15/20	55	66,490
HCP, Inc.
5.65%, 12/15/13	105	111,226
Health Care REIT, Inc.
5.25%, 1/15/22	100	112,349
6.20%, 6/01/16	85	96,087
Kimco Realty Corp.
4.30%, 2/01/18	80	84,869
6.875%, 10/01/19	70	85,641
Realty Income Corp.
5.75%, 1/15/21	160	186,217
Ventas Realty LP / Ventas Capital Corp.
4.25%, 3/01/22	129	138,771

		881,650

		15,452,155

Utility - 10.2%
Electric - 5.6%
Carolina Power & Light Co.
5.30%, 1/15/19	70	84,666
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	118,630
6.65%, 4/01/19	40	51,286
Series 07-A
6.30%, 8/15/37	30	42,848
Constellation Energy Group, Inc.
4.55%, 6/15/15	90	97,567
DTE Energy Co.
6.35%, 6/01/16	130	151,796
Duke Energy Carolinas LLC
3.90%, 6/15/21	130	147,936
Duke Energy Corp.
3.55%, 9/15/21	100	108,171
Enersis SA/Cayman Island
7.40%, 12/01/16	70	82,108
FirstEnergy Corp.
Series C
7.375%, 11/15/31	107	141,392
FirstEnergy Solutions Corp.
6.05%, 8/15/21	90	100,330

	Principal Amount (000)	U.S. $ Value
Integrys Energy Group, Inc.
6.11%, 12/01/66	$120	$124,200
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	100	132,861
Nevada Power Co.
7.125%, 3/15/19	145	187,813
Nisource Finance Corp.
5.40%, 7/15/14	105	113,116
6.80%, 1/15/19	100	120,893
Oncor Electric Delivery Co. LLC
6.80%, 9/01/18	115	140,923
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	57,419
5.625%, 11/30/17	195	235,493
PacifiCorp
6.00%, 1/15/39	70	98,203
Potomac Electric Power Co.
6.50%, 11/15/37	65	95,133
PSEG Power LLC
4.15%, 9/15/21	23	24,640
TECO Finance, Inc.
6.572%, 11/01/17	70	84,319

		2,541,743

Natural Gas - 4.6%
AGL Capital Corp.
5.25%, 8/15/19	105	123,591
CenterPoint Energy Resources Corp.
4.50%, 1/15/21	99	109,310
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	15	17,385
Enbridge Energy Partners LP
4.20%, 9/15/21	100	108,509
Energy Transfer Partners LP
4.65%, 6/01/21	70	74,586
6.70%, 7/01/18	110	129,628
Enterprise Products Operating LLC
5.25%, 1/31/20	150	174,791
Series N
6.50%, 1/31/19	105	128,543
EQT Corp.
8.125%, 6/01/19	80	96,408
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	120	128,125
7.40%, 3/15/31	145	182,141
ONEOK Partners LP
3.25%, 2/01/16	190	199,640
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 2/01/21	130	151,702
8.75%, 5/01/19	25	33,301
Spectra Energy Capital LLC
6.20%, 4/15/18	71	85,303
8.00%, 10/01/19	70	91,399
Spectra Energy Partners LP
4.60%, 6/15/21	75	80,470

	Principal Amount (000)	U.S. $ Value
Williams Partners LP
5.25%, 3/15/20	$115	$132,583

		2,047,415

		4,589,158

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21	250	279,671

Total Corporates - Investment Grades (cost $38,300,036)		41,059,277

GOVERNMENTS - TREASURIES – 5.4%
United States - 5.4%
U.S. Treasury Bonds
3.00%, 5/15/42	250	271,875
3.125%, 2/15/42	220	245,163
4.625%, 2/15/40	345	493,134
5.375%, 2/15/31	730	1,085,761
U.S. Treasury Notes
0.625%, 5/31/17	180	180,436
1.75%, 5/15/22	145	148,421

Total Governments - Treasuries (cost $2,189,940)		2,424,790

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Colombia - 0.3%
Republic of Colombia
6.125%, 1/18/41	100	138,250

Italy - 0.3%
Republic of Italy
5.25%, 9/20/16	100	99,260
6.875%, 9/27/23	20	20,349

		119,609

Peru - 0.3%
Peruvian Government International Bond
6.55%, 3/14/37	100	146,400

Total Governments - Sovereign Bonds (cost $371,909)		404,259

CORPORATES - NON-INVESTMENT GRADES - 0.8%
Industrial - 0.4%
Basic - 0.2%
Commercial Metals Co.
7.35%, 8/15/18	80	83,300

Capital Goods - 0.2%
Mohawk Industries, Inc.
6.375%, 1/15/16	100	110,500

		193,800

	Principal Amount (000)	U.S. $ Value
Utility - 0.2%
Electric - 0.2%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	$105	$107,363

Financial Institutions - 0.2%
Finance - 0.2%
International Lease Finance Corp.
5.625%, 9/20/13	65	67,031

Total Corporates - Non-Investment Grades (cost $349,658)		368,194

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Mexico - 0.5%
Comision Federal de Electricidad
5.75%, 2/14/42(a) (cost $196,680)	200	226,000

SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit
0.01%, 8/01/12 (cost $372,193)	372	372,193

Total Investments - 99.4% (cost $41,780,416)(b)		44,854,713
Other assets less liabilities - 0.6%		281,852

Net Assets - 100.0%		$45,136,565

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate market value of these securities amounted to $1,867,533 or 4.1% of net assets.
(b)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,124,831 and gross unrealized depreciation of investments was $(50,534), resulting in net unrealized appreciation of $3,074,297.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$41,059,277		$	– 0	–	$41,059,277
Governments - Treasuries		– 0	–	2,424,790			– 0	–	2,424,790
Governments - Sovereign Bonds		– 0	–	404,259			– 0	–	404,259
Corporates - Non-Investment Grades		– 0	–	368,194			– 0	–	368,194
Quasi-Sovereigns		– 0	–	226,000			– 0	–	226,000
Short-Term Investments		– 0	–	372,193			– 0	–	372,193

Total Investments in Securities		– 0	–	44,854,713			– 0	–	44,854,713
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total^	$	– 0	–	$44,854,713		$	– 0	–	$44,854,713

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

AllianceBernstein Corporate Shares - Municipal Income Shares Portfolio

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 106.1%
Long-Term Municipal Bonds - 95.1%
Alabama - 4.2%
Cullman Cnty AL Hlth Care Auth (Cullman Regl Med Ctr)
Series 2009A
7.00%, 2/01/36	$400	$435,808
Jefferson Cnty AL LT Sch Wts
Series 2004A
5.00%, 1/01/24	65	63,506
Pell City AL Spl Care Fac Fin Auth (Noland Health Services)
5.00%, 12/01/39	600	640,038
Phenix City AL IDB (Meadwestvaco Corp.)
Series 2002A
6.35%, 5/15/35	200	200,750
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	223,194

		1,563,296

Alaska - 0.3%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	100	108,122

Arizona - 3.5%
Apache Cnty AZ IDA (Tucson Electric Power Co.)
Series A
4.50%, 3/01/30	300	310,140
Arizona Hlth Fac Auth (Beatitudes Campus)
5.10%, 10/01/22	200	190,380
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	150	145,815
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	100	122,702
Quechan Indian Tribe
Series 2012A
9.75%, 5/01/25	100	103,462
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	410	426,216

		1,298,715

California - 11.8%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
6.125%, 7/01/41	100	112,050
California Ed Fac Auth (Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	100	110,755

	Principal Amount (000)	U.S. $ Value
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	$85	$98,856
California Statewide CDA (Eskaton Properties, Inc.)
5.25%, 11/15/34	530	554,836
California Statewide CDA (Front Porch Communities)
5.125%, 4/01/37(a)	100	101,964
California Statewide CDA (Rocketship Four-mosiac Elementary)
Series 2011A
8.50%, 12/01/41	100	107,509
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	157,545
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38(a)	100	107,358
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series 2007A-1
5.125%, 6/01/47	265	201,278
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010B
5.00%, 5/15/31	300	338,694
Poway CA USD CFD #6
5.00%, 9/01/36	300	315,015
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	100	120,772
San Diego CA Pub Fac Fin Auth (San Diego CA Wtr)
Series A
5.00%, 8/01/30	400	477,408
San Jose CA Arpt
AMBAC Series 2007A
5.00%, 3/01/37	100	102,127
Southern CA Logistics Arpt Auth Proj
XLCA
5.00%, 12/01/36	100	61,463
Tobacco Securitization Auth Southern CA
Series 2006A1-SNR
5.125%, 6/01/46	200	156,930
Univ of California
Series 2012G
5.00%, 5/15/30(b)	1,000	1,190,870
Vernon CA Elec Sys
Series 2012A
5.50%, 8/01/41	100	109,410

		4,424,840

	Principal Amount (000)	U.S. $ Value
Colorado - 2.6%
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.00%, 12/01/42	$310	$327,990
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011B
5.00%, 11/15/17	160	187,539
Park Creek Met Dist CO
5.50%, 12/01/37	200	214,626
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	200	227,152

		957,307

Delaware - 0.8%
Delaware St EDA (Newark Charter School)
5.00%, 9/01/42	275	282,147

District of Columbia - 1.8%
District of Columbia (American Society of Hematology)
5.00%, 7/01/42	400	433,472
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	100	109,105
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	100	118,581

		661,158

Florida - 6.9%
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	100	115,407
Capital Trust Agency FL (Million Air One)
7.75%, 1/01/41	420	467,082
Martin Cnty FL Hlth Fac Auth (Martin Mem Med Ctr)
5.50%, 11/15/32	600	667,212
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/21	185	203,724
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	300	377,829
Orange Cnty FL Hlth Fac Auth (Orlando Health)
5.00%, 10/01/42	615	661,808
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	100	105,194

		2,598,256

	Principal Amount (000)	U.S. $ Value
Georgia - 0.6%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	$200	$224,388

Hawaii - 0.8%
Hawaii Dept of Budget & Finance (Kahala Nui)
5.125%, 11/15/32(b)	200	212,046
5.25%, 11/15/37(b)	100	105,355

		317,401

Idaho - 0.6%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	200	224,030

Illinois - 3.1%
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	100	100,099
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	100	103,266
Illinois Finance Auth (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	410,676
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	100	99,589
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	200	234,468
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
Series 2011A
7.125%, 10/01/41	100	112,021
Illinois GO
5.00%, 3/01/33	100	109,640

		1,169,759

Indiana - 1.3%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	200	209,780
Knox Cnty IN Econ Dev (Good Samaritan Hospital)
Series 2012A
5.00%, 4/01/37-4/01/42	260	278,613

		488,393

Iowa - 0.7%
Tobacco Settlement Fin Corp. IA
Series 2005C
5.625%, 6/01/46	295	263,488

	Principal Amount (000)	U.S. $ Value
Kansas - 0.6%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.50%, 5/15/39	$225	$227,711

Kentucky - 0.3%
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.375%, 6/01/40	100	118,478

Louisiana - 3.0%
Jefferson Parish LA Hosp Svc Dist #2 (East Jefferson General Hospital)
6.375%, 7/01/41	600	696,150
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	200	226,564
St John Baptist Parish LA (Marathon Oil Corp.)
Series 2007A
5.125%, 6/01/37	200	210,676

		1,133,390

Massachusetts - 1.8%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42(b)	435	467,681
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.50%, 1/01/13	205	205,078

		672,759

Michigan - 4.5%
Detriot MI Swr Disp
Series A
5.25%, 7/01/39	400	420,492
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	120	134,642
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32-11/15/46	300	321,497
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	585	479,355
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
NPFGC-RE
5.00%, 12/01/27	300	314,691

		1,670,677

	Principal Amount (000)	U.S. $ Value
Missouri - 0.3%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	$100	$107,552

Nebraska - 1.1%
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc.)
5.00%, 9/01/42	400	411,796

Nevada - 0.4%
Reno NV Hosp (Renown Regl Med Ctr)
Series 2007A
5.25%, 6/01/41	130	135,498

New Hampshire – 1.2%
New Hampshire Hlth & Ed Fac Auth (Southern New Hampshire Univ.)
5.00%, 1/01/42	415	436,617

New Jersey - 2.6%
New Jersey EDA (Continental Airlines)
6.25%, 9/15/29	100	100,472
6.40%, 9/15/23	100	100,433
7.00%, 11/15/30	220	221,014
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	100	107,705
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41	560	456,126

		985,750

New York - 7.8%
Build NYC Resource Corp (YMCA of Grtr New York)
5.00%, 8/01/42	300	333,660
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31(c)	190	220,917
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	100	66,591
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	100	106,565
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/30	1,000	1,205,730
New York St Liberty Dev Corp. (7 World Trade Ctr Proj)
5.00%, 3/15/44	100	107,336
New York St Thruway Auth
5.00%, 4/01/29(c)	500	600,030
Newburgh NY GO
Series A
5.625%, 6/15/34	245	247,660

	Principal Amount (000)	U.S. $ Value
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	$50	$42,891

		2,931,380

North Carolina - 0.3%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	100	95,073

Ohio - 3.0%
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	745	602,049
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	210	215,435
S Estrn OH Port Auth Hosp Facs (Memorial Health Sys)
6.00%, 12/01/42	300	312,153

		1,129,637

Oklahoma - 0.5%
Oklahoma Dev Fin Auth (Inverness Village)
6.00%, 1/01/32	185	196,886

Oregon - 0.6%
Salem OR Hosp Fac Auth Revenue (Capital Manor, Inc.)
6.00%, 5/15/47	225	239,177

Pennsylvania - 5.0%
Allegheny Cnty PA Hgr Ed Bldg Auth (Chatham Univ)
Series 2012A
5.00%, 9/01/35	230	246,155
Clairton PA Muni Auth
Series 2012B
5.00%, 12/01/37(b)	410	417,257
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	180	189,783
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	200	231,834
Norristown PA Area SD COP
5.00%, 4/01/32	100	102,928
North Eastern PA Hosp & ED Auth (Wilkes Univ)
Series 2012A
5.25%, 3/01/42	265	280,529
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/41	130	140,037

	Principal Amount (000)	U.S. $ Value
Philadelphia Hosp & Hgr Ed Fac Auth (Temple Univ Hlth Sys)
Series 2012A
5.625%, 7/01/42	$270	$281,122

		1,889,645

Puerto Rico - 4.1%
Puerto Rico Aqueduct & Swr Auth
Series 2012A
5.25%, 7/01/42	430	439,989
6.00%, 7/01/47	215	232,856
Puerto Rico Elec Pwr Auth
Series 2012A
5.00%, 7/01/42	225	231,187
Puerto Rico GO
Series 2012A
5.00%, 7/01/41	180	180,830
Puerto Rico Pub Fin Corp.
Series B
6.00%, 8/01/26	100	117,294
Puetro Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.375%, 4/01/42	335	343,218

		1,545,374

Rhode Island - 0.7%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	150	174,651
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	100	102,402

		277,053

South Carolina - 1.2%
South Carolina St Public Svc Auth
AMBAC
5.00%, 1/01/32(c)	400	447,188

South Dakota - 0.3%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	100	98,092

Tennessee - 0.6%
Johnson City TN Hlth & Ed (Mountain States Health Alliance Auxiliar)
5.50%, 7/01/36	200	211,944

Texas - 7.2%
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	200	221,482
Central TX Regl Mobility Auth
6.00%, 1/01/41	120	139,412
Houston TX Arpt Sys
Series 2012A
5.00%, 7/01/32	185	205,609

	Principal Amount (000)	U.S. $ Value
Houston TX Util Sys
Series 4081
5.00%, 11/15/28(c)	$400	$477,984
Love Field Arpt Modernization Corp. TX (Southwest Airlines Co.)
5.00%, 11/01/28	100	107,201
5.25%, 11/01/40	135	145,270
North Texas Ed Fin Corp. (Uplift Education)
Series A
5.125%, 12/01/42	280	294,213
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	200	209,776
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	300	366,408
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	200	240,248
Travis Cnty TX Hlth Fac (Longhorn Village)
Series A
7.00%, 1/01/32	200	208,488
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	75	83,129

		2,699,220

Utah - 1.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	100	107,736
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	100	108,317
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	100	107,119
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	107,421

		430,593

Vermont - 0.6%
Vermont EDA (Wake Robin Corp. Proj)
5.40%, 5/01/33	200	206,406

Virginia - 3.7%
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	555	387,223
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 1/01/40	650	684,372
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	275	301,626

		1,373,221

	Principal Amount (000)	U.S. $ Value
Washington - 3.6%
Washington St GO
5.00%, 7/01/24(c)	$1,000	$1,210,350
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27	140	141,050

		1,351,400

Total Long-Term Municipal Bonds (cost $33,857,567)		35,603,817

Short-Term Municipal Notes - 11.0%
Connecticut - 3.0%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.11%, 7/01/36(d)	1,100	1,100,000

Louisiana - 2.2%
East Baton Rouge Parish LA (Exxon Mobil Corp.)
0.15%, 11/01/19(d)	825	825,000

Mississippi - 4.0%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.15%, 11/01/35(d)	1,000	1,000,000
Series 2009G
0.15%, 12/01/30(d)	500	500,000

		1,500,000

Texas - 1.8%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
Series 2003A-2
0.15%, 8/01/22(d)	675	675,000

Total Short-Term Municipal Bonds (cost $4,100,000)		4,100,000

Total Municipal Obligations (cost $37,957,567)		39,703,817

	Shares
SHORT-TERM INVESTMENT - 2.9%
Investment Companies - 2.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(e) (cost $1,088,894)	1,088,894	1,088,894

U.S. $ Value
Total Investments - 109.0% (cost $39,046,461)(f)	$40,792,711
Other assets less liabilities - (9.0)%	(3,357,087)

Net Assets - 100.0%	$37,435,624

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX - NAHYS
18V-5Y, 6/20/17*	5.00%	5.84%	$1,980	$(52,800)	$(91,077)	$38,277

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate market value of these securities amounted to $209,322 or 0.6% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,785,467 and gross unrealized depreciation of investments was $(39,217), resulting in net unrealized appreciation of $1,746,250.

As of July 31, 2012, the Fund held 3.4% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Corporate Shares - Municipal Income Shares Portfolio

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$31,257,790		$4,346,027		$35,603,817
Short-Term Municipal Notes		– 0	–	4,100,000		– 0	–	4,100,000
Short-Term Investment		1,088,894		– 0	–	– 0	–	1,088,894

Total Investments in Securities		1,088,894		35,357,790		4,346,027		40,792,711
Other Financial Instruments* :
Assets:
Credit Default Swap Contracts		– 0	–	38,277		– 0	–	38,277
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total		$1,088,894		$35,396,067		$4,346,027		$40,830,988

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal
	Bonds		Total
Balance as of 4/30/12	$2,764,044		$2,764,044
Accrued discounts/(premiums)	1,745		1,745
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	172,328		172,328
Purchases	1,516,120		1,516,120
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3^	(108,210)		(108,210)

Balance as of 7/31/12	$4,346,027		$4,346,027

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$172,328		$172,328

^	There were di minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$4,346,027	Broker Quotes	Yield	4.45-11.23%

Corporate, Government, Agency, and Municipal Securities

The significant unobservable inputs used in the fair value measurement of the Fund’s Corporate, Government, Agency, and Municipal Securities are non-agency quality ratings, spreads on non-rated instrument, and yields on non-rated instruments. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, an increase in spreads or a decrease in yields leads to an inverse move in the price of the assets. A decrease in rating or absence of a rating is accompanied by a directionally opposite change in price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on non-rated instruments.

AllianceBernstein Corporate Shares - Tax-Aware Real Return Shares

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 94.9%
Alaska - 2.0%
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	$100	$112,626

California - 9.1%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	185	191,560
Los Angeles CA Wstwtr Sys
Series 2012C
5.00%, 6/01/25	180	222,705
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2011C
5.00%, 5/01/22	80	92,356

		506,621

Florida - 11.8%
Broward Cnty FL Sch Brd COP
5.25%, 7/01/22	135	161,274
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/16	145	161,166
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	140	165,103
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	100	109,507
Jacksonville FL Sales Tax
5.00%, 10/01/23	50	58,437

		655,487

Georgia - 0.9%
Georgia Mun Elec Auth
NPFGC Series A
5.25%, 1/01/14	45	47,922

Indiana - 3.0%
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	100	105,345
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/26	55	63,014

		168,359

Louisiana - 1.3%
Louisiana Citizens Ppty Ins Corp.
AMBAC
5.25%, 6/01/13	70	72,934

	Principal Amount (000)	U.S. $ Value
Maryland - 3.4%
Maryland GO
5.00%, 3/15/15	$170	$190,477

Massachusetts - 2.9%
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/26	140	163,297

Michigan - 5.1%
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	50	62,078
Series 2012B
5.00%, 7/01/22	190	218,682

		280,760

New Jersey - 2.6%
New Jersey Trnsp Trust FD Auth (New Jersey Trnsp Trust Fund)
NPFGC-RE
5.625%, 6/15/13	135	141,180

New York - 14.0%
Long Island Pwr Auth NY
NPFGC Series 2006D
3.727%, 9/01/15(a)	100	102,752
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	185	223,534
New York St Dormitory Auth (New York St Pers Income Tax)
4.00%, 3/15/13	190	194,495
Series 2011C
5.00%, 3/15/25	50	60,627
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	190	194,729

		776,137

North Carolina - 3.9%
North Carolina Cap Impt Lease
Series 2008A
5.00%, 5/01/26	185	215,190

Oregon - 3.0%
Tri-Cnty Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	140	167,355

Pennsylvania - 3.6%
Pennsylvania GO
Series 2010A
5.00%, 5/01/13-5/01/13	155	160,962
Philadelphia PA Gas Works
Series 2011-1975
5.00%, 7/01/14	35	37,782

		198,744

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 4.6%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	$75	$81,479
Puerto Rico GO
NPFGC
6.00%, 7/01/14	60	65,245
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.423%, 7/01/28(a)	135	108,886

		255,610

Texas - 10.8%
Conroe TX ISD GO
5.00%, 2/15/24	180	217,588
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	100	118,070
Houston TX Util Sys
Series 20011E
5.00%, 11/15/13	185	196,128
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	55	66,816

		598,602

Virginia - 7.3%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25	185	219,040
Virginia Lease Pub Fac
Series 2003A
5.00%, 8/01/13	180	188,543

		407,583

Washington - 5.6%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/25(b)	165	202,962
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	90	107,554

		310,516

Total Long-Term Municipal Bonds (cost $5,002,335)		5,269,400

Short-Term Municipal Notes - 3.6% Connecticut - 1.8%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2005 Y-3
0.11%, 7/01/35(c)	100	100,000

	Principal Amount (000)	U.S. $ Value
Texas - 1.8%
Houston TX Hgr Ed Fin Corp. (Rice Univ)
Series 2008A
0.15%, 5/15/48(c)	$100	$100,000

Total Short-Term Municipal Notes (cost $200,000)		200,000

Total Municipal Obligations (cost $5,202,335)		5,469,400

CORPORATES - INVESTMENT GRADES - 4.9%
Financial Institutions - 2.2%
Banking - 1.7%
Bank of America Corp.
7.375%, 5/15/14	25	27,126
Capital One Financial Corp.
2.125%, 7/15/14	13	13,181
Citigroup, Inc.
6.00%, 12/13/13	25	26,318
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	25	26,098

		92,723

Finance - 0.5%
General Electric Capital Corp.
2.15%, 1/09/15	27	27,685

Industrial - 2.5%
Capital Goods - 0.5%
United Technologies Corp.
1.20%, 6/01/15	29	29,462

Communications - Telecommunications - 0.5%
Verizon Communications, Inc.
5.25%, 4/15/13	25	25,833

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	14	15,019

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	14	14,120

Energy - 0.5%
ConocoPhillips
4.75%, 2/01/14	24	25,510

Technology - 0.5%
Hewlett-Packard Co.
1.55%, 5/30/14	27	27,210

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC

	Principal Amount (000)	U.S. $ Value
5.35%, 1/15/14	$13	$13,760

Total Corporates - Investment Grades (cost $266,949)		271,322

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(d) (cost $85,241)	85,241	85,241

Total Investments - 104.9% (cost $5,554,525)(e)		5,825,963
Other assets less liabilities - (4.9)%		(270,268)

Net Assets - 100.0%		$5,555,695

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	BCIT3T	6,500,000	0.61%	$6,500	12/12/12	Barclays Bank PLC	$193,412

INTEREST RATE SWAP CONTRACTS

			Rate Type
			Payments	Payments
	Notional		made by	received	Unrealized
	Amount	Termination	the	by the	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	(Depreciation)
Barclays Bank PLC	$200	1/31/27	2.628%	CPI#	$(2,775)
Citibank, NA	300	7/19/22	2.400%	CPI#	1,072
Citibank, NA	250	7/7/23	2.035%	3 Month LIBOR	(4,246)
Deutsche Bank AG	2,300	6/2/13	2.094%	CPI#	(10,660)
Deutsche Bank AG	700	6/30/14	1.998%	CPI#	(5,789)
Deutsche Bank AG	800	7/21/14	2.155%	CPI#	(11,233)
Deutsche Bank AG	300	6/20/21	2.655%	CPI#	(9,978)
Deutsche Bank AG	200	9/7/21	2.400%	CPI#	(374)
JPMorgan Chase Bank, NA	4,100	12/12/14	0.914%	3 Month LIBOR	(38,487)

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,100	3/6/15	0.643%	3 Month LIBOR	$(3,791)
JPMorgan Chase Bank, NA	4,000	12/12/18	2.018%	3 Month LIBOR	(211,336)
JPMorgan Chase Bank, NA	100	6/30/26	2.655%	CPI#	(6,255)
JPMorgan Chase Bank, NA	200	7/21/26	2.935%	CPI#	(14,301)
JPMorgan Chase Bank, NA	150	12/23/26	2.484%	CPI#	1,563

					$(316,590)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of July 31, 2012.
(b)	When-Issued or delayed delivery security.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $271,451 and gross unrealized depreciation of investments was $(13), resulting in net unrealized appreciation of $271,438.

As of July 31, 2012, the Fund held 14.5% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
BCIT3T	-	Barclays Capital US Inflation Linked Bonds 1 to 10 Year
COP	-	Certificate of Participation
GO	-	General Obligation
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring
FGIC PUD	-	Public Utility District
RTA	-	Regional Transportation Authority

AllianceBernstein Corporate Shares - Tax-Aware Real Return Shares

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$5,269,400		$	– 0	–	$5,269,400
Short-Term Municipal Notes		– 0	–	200,000			– 0	–	200,000
Corporates - Investment Grades		– 0	–	271,322			– 0	–	271,322
Short-Term Investments		85,241		– 0	–		– 0	–	85,241

Total Investments in Securities		85,241		5,740,722			– 0	–	5,825,963
Other Financial Instruments* :
Assets:
Total Return Swap Contracts		– 0	–	– 0	–		193,412		193,412
Interest Rate Swap Contracts		– 0	–	2,635			– 0	–	2,635
Liabilities:
Interest Rate Swap Contracts		– 0	–	(319,225)			– 0	–	(319,225)

Total^		$85,241		$5,424,132			$193,412		$5,702,785

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Total Return Swap Contracts		Total
Balance as of 04/30/12	$124,207		$124,207
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	69,205		69,205
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Settlements	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 07/31/12	$193,412		$193,412

Net change in unrealized appreciation/depreciation from Investments held as of 07/31/12	$69,205		$69,205

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2012		Valuation Technique	Unobservable Input	Range
Total Return Swap Contracts	$193,412	*	Notional Pricing Model	Spread over Benchmark	2.947278%

*	Represents the unrealized appreciation/depreciation on the instrument.

Total Return Swaps

The significant unobservable inputs used in the fair value measurement of the Fund’s Total Return Swap Securities are the Spread over the Benchmark Rate. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. The Fund uses a Notional Pricing Model to generate the daily Mark to Market.

AllianceBernstein Corporate Shares-Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
Time Deposit - 100.0%
State Street Time Deposit 0.01%, 8/01/12 (cost $10,310,953)	$10,311	$10,310,953

Total Investments - 100.0% (cost $10,310,953)(a)		10,310,953
Other assets less liabilities - 0.0%		269

Net Assets - 100.0%		$10,311,222

(a)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(0), resulting in net unrealized depreciation of $0.

AllianceBernstein Corporate Shares-Taxable Multi-Sector Income Shares

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments	$	– 0	–	$10,310,953		$	– 0	–	$10,310,953

Total Investments in Securities		– 0	–	10,310,953			– 0	–	10,310,953
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total^	$	– 0	–	$10,310,953		$	– 0	–	$10,310,953

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Commercial Mortgage- Backed Securities			Total
Balance as of 4/30/12		$480,985			$480,985
Accrued discounts/(premiums)		(176)			(176)
Realized gain (loss)		20,231			20,231
Change in unrealized appreciation/depreciation		(19,823)			(19,823)
Purchases		– 0	–		– 0	–
Sales		(481,217)			(481,217)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 7/31/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$	– 0	–	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 24, 2012